Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Pension and Other Post-Retirement Amounts Recognized on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 7	$ 5
Current liabilities	0	0
Non-current liabilities	(100)	(78)
Net amount recognized	(93)	(73)
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	32	23
Current liabilities	(2)	(2)
Non-current liabilities	(23)	(28)
Net amount recognized	$ 7	$ (7)